Revenue from collaboration agreements - Summary of Deferred revenue related to the collaboration agreements (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Revenue [abstract]
Current	€ 78,394	€ 50,402
Non-current	115,321	48,225
Total	€ 193,715	€ 98,627